Restatement of financial results (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Net loss for the year	$ (1,479,000)	$ (9,211,000)
Items not involving cash:
Stock based compensation expense	1,167,000	3,223,000
Cash and cash equivalents used in operating activities	(4,856)	(8,825)
Investing activities
Cash and cash equivalents (used in) investing activities	(903)	(212)
Financing activities
Exercise of options	21	27
Cash and cash equivalents from (used in) financing activities	6,201	7,886
Exchange difference	(36)	(2,425)
Cash and cash equivalents, beginning of year	626	4,202
Cash and cash equivalents, end of year	1,032	626
As Restated
Statement [Line Items]
Net loss for the year	(9,211)	(9,211)
Items not involving cash:
Depreciation and depreciation (i)		503
Stock based compensation expense		3,223
Interest and financing costs (iii)		3,033
Cash and cash equivalents provided by (used in) operating activities		(2,452)
Net changes in working capital		(6,373)
Cash and cash equivalents used in operating activities		(8,825)
Investing activities
Purchase of property, plant and equipment		(203)
Change in long term deposits		(9)
Cash and cash equivalents (used in) investing activities		(212)
Financing activities
Issue of shares		780
Exercise of options		27
Proceeds from loans		21,522
Repayment of loans (vi)		(11,435)
Repayment of loans (i)		(150)
Change in due to related parties		0
Changes in other payables		0
Lease payments		(744)
Interest and financing costs		(2,114)
Cash and cash equivalents from (used in) financing activities		7,886
Increase (Decrease) in cash and cash equivalents		(1,151)
Exchange difference		(2,425)
Cash and cash equivalents, beginning of year	626	4,202
Cash and cash equivalents, end of year		626
As Previously Reported
Statement [Line Items]
Net loss for the year	(6,547)	(6,547)
Items not involving cash:
Depreciation and depreciation (i)		399
Stock based compensation expense		1,358
Interest and financing costs (iii)		2,700
Net changes in working capital		(7,567)
Cash and cash equivalents used in operating activities		(9,657)
Investing activities
Purchase of property, plant and equipment		(49)
Change in long term deposits		(17)
Cash and cash equivalents (used in) investing activities		(66)
Financing activities
Issue of shares		780
Exercise of options		0
Proceeds from loans		9,245
Repayment of loans (i)		0
Change in due to related parties		(374)
Changes in other payables		(12)
Lease payments		0
Interest and financing costs		(2,662)
Cash and cash equivalents from (used in) financing activities		7,001
Increase (Decrease) in cash and cash equivalents		(2,722)
Exchange difference		(854)
Cash and cash equivalents, beginning of year	626	4,202
Cash and cash equivalents, end of year		626
Restatement
Statement [Line Items]
Net loss for the year	(2,664)	(2,664)
Items not involving cash:
Depreciation and depreciation (i)		104
Stock based compensation expense		1,865
Interest and financing costs (iii)		333
Net changes in working capital		1,194
Cash and cash equivalents used in operating activities		832
Investing activities
Purchase of property, plant and equipment		(154)
Change in long term deposits		8
Cash and cash equivalents (used in) investing activities		(146)
Financing activities
Issue of shares		0
Exercise of options		27
Proceeds from loans		12,277
Repayment of loans (vi)		(11,435)
Repayment of loans (i)		(150)
Change in due to related parties		374
Changes in other payables		(12)
Lease payments		(744)
Interest and financing costs		548
Cash and cash equivalents from (used in) financing activities		885
Increase (Decrease) in cash and cash equivalents		(1,571)
Exchange difference		1,571
Cash and cash equivalents, beginning of year	$ 0	0
Cash and cash equivalents, end of year		$ 0